Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.40%	1.70%	2.00%
Expected return on plan assets	2.50%	2.60%	2.50%
Rate of compensation increase	2.10%	2.20%	2.30%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.80%	4.50%	5.00%
Expected return on plan assets	6.70%	6.90%	7.00%
Rate of compensation increase	4.50%	4.60%	4.50%